Investment Under Equity Method (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Wuwei Ganxin Seeds CoLtd [Member] USD ($)	Jun. 30, 2013 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2012 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2011 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2013 Beijing Zhongnong Seed Industry Coltd [Member] USD ($)	Jun. 30, 2013 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2012 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2011 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2013 Other Owned By Pgw [Member] USD ($)	Jun. 30, 2013 Other Owned By Pgw [Member] CNY	Jun. 30, 2012 Other Owned By Pgw [Member] CNY	Jun. 30, 2011 Other Owned By Pgw [Member] CNY
Equity Method Investment, Ownership Percentage					49.00%	49.00%			26.80%	26.80%
Investments under equity method	$ 4,696	28,824	63,304	61,300	$ 0	0	53,679	53,679	$ 0	0	8,280	6,720	$ 4,696	28,824	1,345	901